UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

 (Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2014

Date of reporting period: 03/31/2014

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST SMALL CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares					Value
	COMMON STOCK - 95.7%
	ADVERTISING - 2.6%
90,000	MDC Partners, Inc.				$ 2,053,800

	AEROSPACE/DEFENSE - 2.9%
310,000	Kratos Defense & Security Solutions, Inc. *				2,337,400

	BANKS - 4.8%
47,000	Independent Bank Group, Inc.				2,761,250
30,000	Old Line Bancshares, Inc.				517,500
20,000	Renasant Corp.				581,000
					3,859,750
	BIOTECHNOLOGY - 6.3%
370,000	Merrimack Pharmaceuticals, Inc. * †				1,864,800
75,000	Novavax, Inc. *				339,750
119,147	OvaScience, Inc. *				1,065,174
84,500	Retrophin, Inc. *				1,797,315
					5,067,039
	COMMERCIAL SERVICES - 5.0%
543,000	Cenveo, Inc. * †				1,650,720
340,000	Global Cash Access Holdings, Inc. *				2,332,400
					3,983,120
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
111,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.				1,592,850
50,000	Home Loan Servicing Solutions Ltd.				1,080,000
30,000	Imperial Holdings, Inc. *				172,500
					2,845,350
	ENERGY-ALTERNATE SOURCES - 2.0%
175,000	Clean Energy Fuels Corp. *				1,564,500

	ENVIRONMENTAL CONTROL - 5.6%
77,500	Cypress Energy Partners LP *				1,674,000
138,000	Nuverra Environmental Solutions, Inc. * †				2,800,020
					4,474,020
	FOOD - 1.3%
140,000	Fairway Group Holdings Corp. * †				1,069,600

	INSURANCE - 1.0%
52,500	United Insurance Holdings Corp.				767,025

	INTERNET - 2.5%
282,805	Chegg, Inc. * †				1,979,635

	INVESTMENT COMPANIES - 3.6%
75,000	Apollo Investment Corp.				623,250
117,500	OFS Capital Corp. †				1,469,925
56,000	THL Credit, Inc.				772,800
					2,865,975
	MEDIA - 1.3%
145,000	Cumulus Media, Inc. - Cl. A *				1,001,950

	MISCELLANEOUS MANUFACTURING - 1.5%
50,000	Harsco Corp.				1,171,500

	OIL & GAS - 5.1%
546,000	Halcon Resources Corp. * †				2,364,180
42,500	Murphy USA, Inc. *				1,725,075
					4,089,255
	OIL & GAS SERVICES - 4.0%
45,829	Lehigh Gas Partners LP				1,235,092
98,800	Sprague Resources LP				1,952,288
					3,187,380
	PHARMACEUTICALS - 3.8%
325,000	OPKO Health, Inc. * †				3,029,000

	PIPELINES - 6.1%
60,000	Atlas Pipeline Partners LP †				1,926,600
94,848	Midcoast Energy Partners LP				1,958,611
27,000	Tallgrass Energy Partners LP				983,070
					4,868,281
	REAL ESTATE - 0.2%
5,000	Consolidated-Tomoka Land Co.				201,400

	REITS - 13.1%
25,000	American Campus Communities, Inc.				933,750
140,000	American Realty Capital Properties, Inc.				1,962,800
115,210	CatchMark Timber Trust, Inc. - Cl. A				1,618,701
75,000	Excel Trust, Inc.				951,000
65,000	Invesco Mortgage Capital, Inc.				1,070,550
67,990	Owens Realty Mortgage, Inc.				1,002,852
85,000	Rouse Properties, Inc.				1,465,400
54,394	Silver Bay Realty Trust Corp.				844,195
79,000	Trade Street Residential, Inc.				598,820
					10,448,068
	RETAIL - 12.5%
135,000	American Eagle Outfitters, Inc.				1,652,400
197,400	Gordmans Stores, Inc.				1,077,804
500,000	Office Depot, Inc. *				2,065,000
56,500	Pantry, Inc. *				866,710
170,000	Regis Corp.				2,329,000
355,000	Ruby Tuesday, Inc. *				1,991,550
					9,982,464
	SAVINGS & LOANS - 1.7%
82,067	Brookline Bancorp, Inc.				773,071
32,000	HomeStreet, Inc.				625,600
					1,398,671
	SOFTWARE - 0.8%
35,000	RealPage, Inc. *				635,600

	TRANSPORTATION - 4.4%
185,000	CHC Group Ltd. *				1,367,150
49,401	Martin Midstream Partners LP †				2,126,713
					3,493,863

	TOTAL COMMON STOCK (Cost - $75,543,559)				76,374,646
		Expiration Date -
	WARRANTS - 4.2%	Exercise Price
	CHEMICALS - 4.2%
20,380	Tronox Ltd. - Class A *#	02/14/2018 - $61.84			1,696,431
21,050	Tronox Ltd. - Class B *#	02/14/2018 - $68.24			1,641,263
	TOTAL WARRANTS (Cost - $2,198,564)				3,337,694

	SHORT-TERM INVESTMENTS - 20.1%
16,042,451	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **(a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,042,451)				16,042,451

	TOTAL INVESTMENTS - 120.0% (Cost - $93,784,574) (b)				$ 95,754,791
	LIABILITIES LESS OTHER ASSETS - (20.0%)				(15,971,948)
	NET ASSETS - 100.0%				$ 79,782,843

LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
† Security, or a portion of the security, is out on loan at March 31, 2014. Total loaned securities had a value of $15,143,238 at March 31, 2014.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at March 31, 2014. Total collateral had a value of $15,446,103 on March 31, 2014.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $93,919,252 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation	$ 5,206,462
				Unrealized depreciation	(3,370,923)
				Net unrealized appreciation	$ 1,835,539

As of March 31, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer					Percentage
CANADA					2.7%
CAYMAN ISLANDS					1.4%
UNITED STATES					95.8%
			Total Equity Holdings		99.9%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 0.0%
	LODGING - 0.0%
460	Trump Entertainment Resorts, Inc. *^#		$ -
	TOTAL COMMON STOCK (Cost - $613,544)		-
Principal
	CONVERTIBLE BONDS - 12.2%
	BIOTECHNOLOGY - 4.6%
3,105,000	PDL BioPharma, Inc., 4.00%, 2/1/2018		3,268,012

	INVESTMENT COMPANIES - 4.6%
3,077,000	Prospect Capital Corp., 5.50%, 8/15/2016		3,236,620

	REITS - 3.0%
2,082,000	Colony Financial, Inc., 3.875%, 1/15/2021		2,152,268

	SEMICONDUCTORS - 0.0%
8,669,000	Energy Conversion Devices, Inc. †^#		-

	TOTAL CONVERTIBLE BONDS (Cost - $11,175,136)		8,656,900

	CORPORATE BONDS - 74.5%
	CHEMICALS - 5.7%
3,692,000	Momentive Performance Materials, Inc., 8.875%, 10/15/2020 4,005,820

	COAL - 8.9%
3,266,000	Alpha Natural Resources, Inc., 9.75%, 4/15/2018		3,143,525
4,069,000	Arch Coal, Inc., 7.00%, 6/15/2019		3,143,302
			6,286,827
	COMMERCIAL SERVICES - 5.0%
3,999,000	ADT Corp., 3.50%, 7/15/2022		3,515,201

	DIVERSIFIED FINANCIAL SERVICES - 6.5%
1,200,000	GFI Group, Inc., 10.375%, 7/19/2018		1,278,000
3,300,000	National Money Mart Co., 10.375%, 12/15/2016		3,316,500
			4,594,500
	ELECTRIC - 2.9%
1,975,000	Atlantic Power Corp., 9.00%, 11/15/2018		2,083,625

	LODGING - 4.8%
3,512,000	Caesars Entertainment Operating Co, Inc., 11.25%, 6/1/2017		3,380,300

	MINING - 5.0%
3,613,000	Molycorp, Inc., 10.00%, 6/1/2020		3,576,870

	OIL & GAS - 14.3%
2,910,000	Breitburn Energy Partners LP, 8.625%, 10/15/2020		3,182,812
3,416,000	Northern Oil and Gas, Inc., 8.00%, 6/1/2020		3,629,500
3,140,000	Penn Virginia Corp., 7.25%, 4/15/2019		3,336,250
			10,148,562
	OIL & GAS SERVICES - 5.1%
3,604,000	Forbes Energy Services Ltd., 9.00%, 6/15/2019		3,613,010

	RETAIL - 4.5%
5,797,000	Radioshack Corporation, 6.75%, 5/15/2019		3,159,365

	SEMICONDUCTORS - 4.6%
3,171,000	Advanced Micro Devices, Inc., 7.75%, 8/1/2020		3,250,275

	TELECOMMUNICATIONS - 7.2%
2,064,000	EarthLink Holdings Corp., 7.375%, 6/1/2020		2,146,560
2,701,000	Sprint Capital Corp., 8.75%, 3/15/2032		2,971,100
			5,117,660

	TOTAL CORPORATE BONDS (Cost - $54,326,681)		52,732,015
Shares
	SHORT-TERM INVESTMENTS - 13.6%
9,619,738	Fidelity Institutional Money Market Portfolio, Class I, 0.08%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,619,738)		9,619,738

	TOTAL INVESTMENTS - 100.3% (Cost - $75,735,099) (a)		$ 71,008,653
	LIABILITIES LESS OTHER ASSETS - (0.3%)		(185,360)
	NET ASSETS - 100.0%		$ 70,823,293

LP - Limited Partnership
* Non-income producing security
** Rate shown represents the rate at March 31, 2014 is subject to change and resets daily.
^ The security is illiquid; the security represents 0.00% of net assets
† Represents issuer in default on interest payments; non-income producing security.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $75,735,099 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,274,779
		Unrealized depreciation	(6,001,225)
		Net unrealized depreciation	$ (4,726,446)

As of March 31, 2014, the Fund's equity and debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
CANADA			7.6%
UNITED STATES			79.1%
		Total Debt and Equity Holdings	86.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares				Value
	COMMON STOCK - 45.1%
	INVESTMENT COMPANIES - 15.6%
123,463	Apollo Investment Corp.			$ 1,025,977
108,000	Fifth Street Finance Corp.			1,021,680
23,756	Oaktree Capital Group LLC			1,381,649
116,675	PennantPark Investment Corp.			1,289,259
126,900	Prospect Capital Corp.			1,370,520
64,700	Solar Capital Ltd.			1,409,166
				7,498,251
	LODGING - 0.0%
121	Trump Entertainment Resorts, Inc. *^#			-

	PRIVATE EQUITY - 17.7%
107,400	American Capital Ltd.			1,695,846
86,000	Apollo Global Management LLC - Cl. A			2,734,800
45,211	Blackstone Group LP			1,503,266
113,000	KKR & Co. LP			2,580,920
				8,514,832
	REITS - 6.6%
448,100	Chimera Investment Corp.			1,371,186
68,300	CommonWealth REIT			1,796,290
				3,167,476
	RETAIL - 2.5%
112,900	Ezcorp, Inc. (a)			1,218,191

	TOYS/GAMES/HOBBIES - 2.7%
170,000	LeapFrog Enterprises, Inc. (a)			1,275,000

	TOTAL COMMON STOCK (Cost - $21,034,453)			21,673,750

	EXCHANGE TRADED FUNDS - 3.8%
	EQUITY FUND - 3.8%
150,300	iShares Mortgage Real Estate Capped ETF			1,842,678
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,855,466)			1,842,678

Principal
	CONVERTIBLE BONDS -3.0%
	BIOTECHNOLOGY - 3.0%
1,349,000	PDL BioPharma, Inc., 4.00%, 2/1/2018			1,419,822

	SEMICONDUCTORS - 0.0%
5,543,000	Energy Conversion Devices, Inc., 8.20%, †^#			-

	TOTAL CONVERTIBLE BONDS (Cost - $3,183,447)			1,419,822

	CONVERTIBLE BONDS - 45.2%
	CHEMICALS - 0.7%
297,000	Momentive Performance Materials, Inc., 8.875%, 10/15/2020			322,245

	COAL - 4.8%
3,000,000	Arch Coal, Inc., 7.00%, 6/15/2019			2,317,500

	COMMERCIAL SERVICES - 5.1%
2,778,000	ADT Corp., 3.50%, 7/15/2022			2,441,918

	DIVERSIFIED FINANCIAL SERVICES - 9.6%
2,000,000	GFI Group, Inc., 10.375%, 7/19/2018			2,130,000
2,500,000	National Money Mart Co., 10.375%, 12/15/2016			2,512,500
				4,642,500
	LODGING - 3.0%
1,484,000	Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/2017			1,428,350

	MINING - 5.0%
2,444,000	Molycorp, Inc., 10.00%, 6/1/2020			2,419,560

	OIL & GAS - 0.3%
118,000	Penn Virginia Corp., 7.25%, 4/15/2019			125,375

	OIL & GAS SERVICES - 4.7%
2,242,000	Forbes Energy Services Ltd., 9.00%, 6/15/2019			2,247,605

	RETAIL - 3.8%
3,362,000	Radioshack Corporation, 6.75%, 5/15/2019			1,832,290

	SEMICONDUCTORS - 3.1%
1,449,000	Advanced Micro Devices, Inc., 7.75%, 8/1/2020			1,485,225

	TELECOMMUNICATIONS - 5.1%
2,223,000	Sprint Capital Corp., 8.75%, 3/15/2032			2,445,300

	TOTAL CORPORATE BONDS (Cost - $22,432,946)			21,707,868
Shares
	SHORT-TERM INVESTMENTS - 1.9%
924,702	Fidelity Institutional Money Market Portfolio, Class I, 0.08%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $924,702)			924,702

	TOTAL INVESTMENTS - 99.0% (Cost - $49,431,014) (c)			$ 47,568,820
	OTHER ASSETS LESS LIABILITIES - 1.0%			501,357
	NET ASSETS - 100.0%			$ 48,070,177

Contracts (b)		Expiration Date -
	CALL OPTIONS WRITTEN - (0.1%)	Exercise Price		Value
1,129	EZCORP, Inc. *	06/21/2014 - $15.00		$ 19,758
1,700	Leapfrog Enterprises, Inc. *	01/18/2014 - $12.50		38,250
	TOTAL CALL OPTIONS WRITTEN (Premiums received- $47,105) (c)			$ 58,008

LLC - Limited Liability Company
LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
^ The security is illiquid; the security represents 0.00% of net assets
# The value of this security has been determined in good faith under policies of the Board of Trustees.
† Represents issuer in default on interest payments
(a) All or portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written is $49,278,920 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 2,504,550
			Unrealized depreciation	(4,272,658)
			Net unrealized depreciation	$ (1,768,108)

As of March 31, 2014, the Fund's equity and debt holdings were divided among geographic sectors as follows and are subject to change:
Country of Issuer				Percentage
CANADA				5.2%
UNITED STATES				91.9%
			Total Equity and Debt Holdings	97.1%

Percentages in the above table are based on net assets of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 96.4%
	AEROSPACE/DEFENSE - 3.3%
5,295	United Technologies Corp.		$ 618,668

	APPAREL - 3.3%
10,000	VF Corp.		618,800

	BIOTECHNOLOGY - 3.4%
5,105	Amgen, Inc.		629,651

	CHEMICALS - 3.0%
4,285	Praxair, Inc.		561,206

	COMPUTERS - 10.7%
1,200	Apple, Inc.		644,088
25,000	Hewlett-Packard Co.		809,000
2,830	International Business Machines Corp.		544,747
			1,997,835
	COSMETICS/PERSONAL CARE - 2.6%
7,520	Colgate-Palmolive Co.		487,822

	DIVERSIFIED FINANCIAL SERVICES - 9.1%
1,810	BlackRock, Inc. - Cl. A		569,209
6,750	T Rowe Price Group, Inc.		555,863
2,640	Visa, Inc. - Cl. A		569,870
			1,694,942
	FOOD - 3.0%
10,600	General Mills, Inc.		549,292

	HEALTHCARE-PRODUCTS - 2.8%
7,150	Baxter International, Inc.		526,097

	HEALTHCARE-SERVICES - 4.7%
10,655	UnitedHealth Group, Inc.		873,604

	HOUSEHOLD PRODUCTS/WARES - 3.3%
7,415	Tupperware Brands Corp.		621,081

	MEDIA - 3.2%
9,000	Time Warner, Inc.		587,970

	MISCELLANEOUS MANUFACTURING - 2.7%
6,125	Dover Corp.		500,719

	OIL & GAS - 2.7%
4,280	Chevron Corp.		508,935

	PACKAGING & CONTAINERS - 2.9%
5,100	Rock-Tenn Co.		538,407

	PHARMACEUTICALS - 7.4%
8,450	Abbott Laboratories		325,409
8,450	AbbVie, Inc.		434,330
9,430	Questcor Pharmaceuticals, Inc.		612,290
			1,372,029
	PIPELINES - 3.2%
8,173	Kinder Morgan Management LLC *		585,759

	REITS - 4.6%
8,500	Digital Realty Trust, Inc.		451,180
6,700	Ventas, Inc.		405,819
			856,999
	RETAIL - 9.6%
8,740	Coach, Inc.		434,028
9,300	GNC Holdings, Inc. - Cl. A		409,386
4,610	McDonald's Corp.		451,918
6,350	Wal-Mart Stores, Inc.		485,330
			1,780,662
	SEMICONDUCTORS - 3.6%
8,375	QUALCOMM, Inc.		660,452

	SOFTWARE - 3.5%
15,830	Microsoft Corp.		648,872

	TELECOMMUNICATIONS - 0.5%
3,062	Knowles Corp. *		96,667

	TRANSPORTATION - 3.3%
20,875	CSX Corp.		604,749

	TOTAL COMMON STOCK (Cost - $13,542,995)		17,921,218

	SHORT-TERM INVESTMENTS - 1.5%
272,645	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $272,645)		272,645

	TOTAL INVESTMENTS - 97.9% (Cost - $13,815,640) (a)		$ 18,193,863
	OTHER ASSETS LESS LIABILITIES - 2.1%		396,409
	NET ASSETS - 100.0%		$ 18,590,272

LLC - Limited Liability Company.
* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $13,815,640 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 4,619,610
		Unrealized depreciation	(241,387)
		Net unrealized appreciation	$ 4,378,223

As of March 31, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
United States			96.4%
		Total Equity Holdings	96.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST STRATEGIC INSIDER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 95.4%
	AEROSPACE/DEFENSE - 3.4%
16,000	Triumph Group, Inc.		$ 1,033,280

	AGRICULTURE - 3.0%
21,000	Archer-Daniels-Midland Co.		911,190

	BANKS - 2.8%
59,840	KeyCorp		852,122

	COAL - 2.9%
22,500	CONSOL Energy, Inc.		898,875

	COMMERCIAL SERVICES - 2.8%
29,000	ADT Corp.		868,550

	COMPUTERS - 9.2%
54,094	Cadence Design Systems, Inc. *		840,621
83,890	Fusion-io, Inc. *		882,523
22,000	Teradata Corp. *		1,082,180
			2,805,324
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
33,000	Home Loan Servicing Solutions Ltd.		712,800
66,000	Janus Capital Group, Inc.		717,420
			1,430,220
	ENERGY-ALTERNATE SOURCES - 2.8%
95,000	Clean Energy Fuels Corp. *		849,300

	ENTERTAINMENT - 4.8%
11,500	Bally Technologies, Inc. *		762,105
20,852	International Speedway Corp.		708,760
			1,470,865
	HEALTHCARE-SERVICES - 5.4%
13,500	Centene Corp. *		840,375
18,796	Tenet Healthcare Corp. *		804,657
			1,645,032
	INTERNET - 5.3%
131,946	Chegg, Inc. * †		923,622
35,656	Symantec Corp.		712,050
			1,635,672
	MEDIA - 2.5%
110,000	Cumulus Media, Inc. - Cl. A *		760,100

	MINING - 2.5%
23,373	Freeport-McMoRan Copper & Gold, Inc.		772,945

	MISCELLANEOUS MANUFACTURING - 2.8%
33,500	General Electric Co.		867,315

	OIL & GAS - 11.5%
7,000	Continental Resources, Inc. *		869,890
226,958	Halcon Resources Corp. * †		982,728
95,000	Magnum Hunter Resources Corp. *		807,500
21,250	Murphy USA, Inc. *		862,537
			3,522,655
	PHARMACEUTICALS - 3.1%
103,006	OPKO Health, Inc. * †		960,016

	PIPELINES - 5.0%
25,000	Atlas Pipeline Partners LP		802,750
13,332	Energy Transfer Partners LP		717,128
			1,519,878
	REITS - 11.1%
58,065	American Realty Capital Properties, Inc.		814,071
16,531	Digital Realty Trust, Inc. †		877,466
37,500	STAG Industrial, Inc.		903,750
87,000	Summit Hotel Properties, Inc.		807,360
			3,402,647
	RETAIL - 4.5%
14,238	Coach, Inc.		707,059
18,853	Copart, Inc. *		686,061
			1,393,120
	TRANSPORTATION - 5.3%
17,700	Gulfmark Offshore, Inc.		795,438
19,147	Martin Midstream Partners LP		824,278
			1,619,716

	TOTAL COMMON STOCK (Cost - $28,309,439)		29,218,822

Contracts (c)		Expiration Date -
		Exercise Price
	PURCHASED PUT OPTIONS - 3.3% *
1,140	iShares Russell 2000 ETF	09/30/2014 - $120.00	995,790
	TOTAL PURCHASED PUT OPTIONS (Cost - $862,442)		995,790
Shares
	SHORT-TERM INVESTMENTS - 17.7%
5,417,440	Fidelity Institutional Money Market Portfolio, Class I, 0.08% ** (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,417,440)		5,417,440

	TOTAL INVESTMENTS - 116.4% (Cost - $34,589,321) (d)		$ 35,632,052
	LIABILITIES LESS OTHER ASSETS - (16.4%)		(5,008,945)
	NET ASSETS - 100.0%		$ 30,623,107
		Expiration Date -
Contracts (c)		Exercise Price
	CALL OPTIONS WRITTEN - (0.3%) *
228	iShares Russell 2000 ETF	09/30/2014 - $120.00	93,024
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $129,721) (d)		93,024

* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
† Security, or a portion of the security, is out on loan at March 31, 2014. Total loaned securities had a value of $3,399,780 at March 31, 2014.
LP - Limited Partnership
(a) All or a portion of this security is segregated as collateral for call options written.
(b) A portion of this security was purchased with cash received as collateral for securities on loan at March 31, 2014. Total collateral had a value of $3,467,775 on March 31, 2014.
(c) Each contract is equivalent to 100 shares of common stock.

(d) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $34,450,718 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	1,524,775
		Unrealized depreciation	(436,465)
		Net unrealized appreciation	1,088,310

As of March 31, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Long Percentage
CAYMAN ISLANDS			2.3%
UNITED STATES			93.1%
		Total Equity Holdings	95.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 99.4%
	AGRICULTURE - 3.4%
111,500	Archer-Daniels-Midland Co.		$ 4,837,985

	AIRLINES - 3.2%
61,500	Delta Air Lines, Inc.		2,130,975
107,500	Southwest Airlines Co.		2,538,075
			4,669,050
	APPAREL - 3.8%
27,000	Michael Kors Holdings Ltd. *		2,518,290
47,240	VF Corp.		2,923,211
			5,441,501
	AUTO MANUFACTURERS - 2.5%
234,562	Ford Motor Co.		3,659,167

	BANKS - 4.9%
42,500	JPMorgan Chase & Co.		2,580,175
315,429	KeyCorp		4,491,709
			7,071,884
	BEVERAGES - 3.4%
126,000	Coca-Cola Co.		4,871,160

	CHEMICALS - 3.3%
13,000	Monsanto Co.		1,479,010
66,065	Mosaic Co.		3,303,250
			4,782,260
	COAL - 2.1%
77,000	CONSOL Energy, Inc.		3,076,150

	COMMERCIAL SERVICES - 2.9%
141,000	ADT Corp.		4,222,950

	COMPUTERS - 4.3%
105,000	Cadence Design Systems, Inc. *		1,631,700
92,000	Teradata Corp. *		4,525,480
			6,157,180
	DISTRIBUTION/WHOLESALE - 3.3%
95,630	Fastenal Co.		4,716,472

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
15,000	Visa, Inc. - Cl. A		3,237,900

	ELECTRIC - 4.5%
89,494	Public Service Enterprise Group, Inc.		3,413,301
70,423	Southern Co.		3,094,387
			6,507,688
	INSURANCE - 1.6%
26,500	Aon PLC		2,233,420

	MEDIA - 1.3%
69,500	Gannett Co., Inc.		1,918,200

	MINING - 3.5%
170,000	Alcoa, Inc.		2,187,900
85,175	Freeport-McMoRan Copper & Gold, Inc.		2,816,737
			5,004,637
	MISCELLANEOUS MANUFACTURING - 4.4%
190,000	General Electric Co.		4,919,100
16,250	Pall Corp.		1,453,888
			6,372,988
	OIL & GAS - 13.4%
110,258	Chesapeake Energy Corp.		2,824,810
36,900	Continental Resources, Inc. *		4,585,563
16,850	EOG Resources, Inc.		3,305,464
22,000	Hess Corp.		1,823,360
34,713	Occidental Petroleum Corp.		3,307,802
46,453	Phillips 66		3,579,668
			19,426,667
	PHARMACEUTICALS - 4.7%
48,000	Eli Lilly & Co.		2,825,280
29,918	Valeant Pharmaceuticals International, Inc. *		3,944,090
			6,769,370
	PIPELINES - 8.6%
57,000	Access Midstream Partners LP		3,280,350
54,597	Energy Transfer Partners LP		2,936,773
105,419	Kinder Morgan, Inc.		3,425,063
50,648	ONEOK Partners LP		2,712,200
			12,354,386
	REITS - 9.1%
364,908	Annaly Capital Management, Inc.		4,003,041
25,000	AvalonBay Communities, Inc.		3,283,000
52,102	Ventas, Inc.		3,155,818
91,500	Weyerhaeuser Co.		2,685,525
			13,127,384
	RETAIL - 8.0%
54,389	Coach, Inc.		2,700,958
60,000	Dollar Tree, Inc. *		3,130,800
35,240	Home Depot, Inc.		2,788,541
40,000	Starbucks Corp.		2,935,200
			11,555,499
	SOFTWARE - 1.0%
28,250	Fidelity National Information Services, Inc.		1,509,963

	TOTAL COMMON STOCK (Cost - $138,066,001)		143,523,861

	SHORT-TERM INVESTMENTS - 3.5%
5,117,550	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,117,550)		5,117,550

	TOTAL INVESTMENTS - 102.9% (Cost - $143,183,551) (a)		$ 148,641,411
	LIABILITIES LESS OTHER ASSETS - (2.9%)		(4,136,225)
	NET ASSETS - 100.0%		$ 144,505,186

LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $143,181,960 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 6,980,462
		Unrealized depreciation	(1,521,011)
		Net unrealized appreciation	$ 5,459,451

As of March 31, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
BRITAIN			1.6%
HONG KONG			1.7%
UNITED STATES			96.1%
		Total Equity Holdings	99.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares				Value
	COMMON STOCK - 92.7%
	AEROSPACE/DEFENSE - 1.9%
53,000	Kratos Defense & Security Solutions, Inc. *			$ 399,620

	AGRICULTURE - 3.8%
6,000	Imperial Tobacco Group PLC			488,160
10,000	Swedish Match AB			326,117
				814,277
	AUTO MANUFACTURERS - 2.0%
27,000	Ford Motor Co. (a)			421,200

	BEVERAGES - 3.5%
3,055	Heineken Holding NV			197,335
9,300	Molson Coors Brewing Co. (a)			547,398
				744,733
	CHEMICALS - 2.2%
13,000	Potash Corp. of Saskatchewan, Inc. (a)			470,860

	CLOSED-END FUNDS - 1.3%
20,250	Central Fund of Canada Ltd.			278,640

	COMMERCIAL SERVICES - 1.4%
201,000	Bangkok Expressway PCL			204,659
4,500	Weight Watchers International, Inc.			92,430
				297,089
	COMPUTERS - 4.6%
52,500	Brocade Communications Systems, Inc. * (a)			557,025
12,700	VeriFone Systems, Inc. *			429,514
				986,539
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
57,228	JSE Ltd.			518,390

	ELECTRIC - 3.8%
4,000	Consolidated Edison, Inc.			214,600
5,000	GDF Suez - ADR			136,700
16,780	GDF Suez			459,320
				810,620
	ENGINEERING & CONSTRUCTION - 2.1%
8,000	Koninklijke Boskalis Westminster NV			440,725

	FOOD - 11.0%
27,650	Alliance Grain Traders, Inc.			439,915
11,000	Campbell Soup Co.			493,680
7,000	Ingredion, Inc.			476,560
7,000	Nestle SA			526,540
14,000	Snyder's-Lance, Inc.			394,660
				2,331,355
	HOUSEHOLD PRODUCTS/WARES - 1.9%
24,000	Reckitt Benckiser Group PLC			395,520

	INTERNET - 2.3%
2,500	eBay, Inc. *			138,100
156,500	TeleCommunication Systems, Inc. - Cl. A *			359,950
				498,050
	INVESTMENT COMPANIES - 1.3%
6,000	Exor Spa			269,430

	LODGING - 1.3%
169,000	Shangri-La Asia Ltd.			276,688

	MACHINERY-DIVERSIFIED - 3.5%
8,000	AGCO Corp. (a)			441,280
3,500	Lindsay Corp.			308,630
				749,910
	MEDIA - 2.1%
50,179	Societe d'Edition de Canal +			444,710

	MISCELLANEOUS MANUFACTURING - 2.4%
59,000	Orkla ASA			503,073

	OIL & GAS - 9.1%
1,900	BP PLC - ADR			91,390
5,000	Eni SpA - ADR			250,850
12,000	Marathon Oil Corp.			426,240
6,500	Royal Dutch Shell PLC (a)			474,890
8,000	Statoil ASA - ADR (a)			225,760
7,000	Total SA			459,200
				1,928,330
	PHARMACEUTICALS - 5.7%
6,500	Johnson & Johnson			638,495
6,700	Novartis AG			569,634
				1,208,129
	RETAIL - 3.5%
80,400	Wendy's Co. (a)			733,248

	SOFTWARE - 5.5%
17,000	Microsoft Corp. (a)			696,830
45,500	Seachange International, Inc. *			475,020
				1,171,850
	TELECOMMUNICATIONS - 6.7%
20,000	Cisco Systems, Inc.			448,200
45,000	Television Broadcasts LTD *			269,463
5,786	Verizon Communications, Inc.			275,240
12,000	Vodafone Group PLC			441,720
				1,434,623
	TRANSPORTATION - 1.9%
1,355,700	BTS Rail Mass Transit Growth Infrastructure Fund			399,473

	WATER - 5.5%
24,400	Suez Environnement Co.			495,882
395,500	THAI TAP WATER SUPPLY PCL *			118,369
20,000	Vivendi			557,385
				1,171,636

	TOTAL COMMON STOCK (Cost - $17,440,941)			19,698,718

	SHORT-TERM INVESTMENTS - 8.3%
1,775,078	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,775,078)			1,775,078

	TOTAL INVESTMENTS - 101.0% (Cost - $19,216,019) (c)			$ 21,473,796
	LIABILITIES LESS OTHER ASSETS - (1.0%)			(213,608)
	NET ASSETS - 100.0%			$ 21,260,188

		Expiration Date -
Contracts (b)		Exercise Price		Value
	CALL OPTIONS WRITTEN - (0.7%) *
15	AGCO Corporation	05/17/2014 - $60.00		465
200	Brocade Comms. Systems, Inc.	07/19/2014 - $10.00		18,200
110	Brocade Comms. Systems, Inc.	10/18/2014 - $10.00		14,190
56	Ford Motor Company	06/21/2014 - $18.00		336
150	Ford Motor Company	12/20/2014 - $17.00		9,000
50	Microsoft Corporation	07/19/2014 - $38.00		19,100
20	Molson Coors Brewing Co	07/19/2014 - $55.00		9,500
10	Molson Coors Brewing Co	01/17/2015 - $55.00		6,100
40	Potash Corp. Saskatchewan, Inc.	06/21/2014 - $33.00		13,600
40	Potash Corp. Saskatchewan, Inc.	01/17/2015 - $35.00		12,600
20	Royal Dutch Shell PLC	01/17/2015 - $75.00		4,400
30	Statoil ASA	04/19/2014 - $22.50		17,100
30	Statoil ASA	04/19/2014 - $25.00		9,900
60	Wendy's Co.	05/17/2014 - $9.00		3,300
200	Wendy's Co.	01/17/2015 - $10.00		14,000
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $112,599) (c)			151,791

* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.
PLC - Public Liability Company.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $19,103,420 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 2,467,379
			Unrealized depreciation	(248,794)
			Net unrealized appreciation	$ 2,218,585

As of March 31, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
Britain				6.7%
Canada				5.6%
France				12.0%
Hong Kong				1.3%
Italy				2.4%
Netherlands				5.2%
Norway				3.4%
South Africa				2.4%
Sweden				1.5%
Switzerland				5.2%
Thailand				1.7%
United States				45.3%
			Total Equity Holdings	92.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares				Value
	COMMON STOCK - 59.2%
	AGRICULTURE - 3.3%
4,300	Imperial Tobacco Group PLC			$ 349,848
7,500	Swedish Match AB			244,588
				594,436
	BEVERAGES - 3.3%
2,800	Heineken Holding NV			180,863
7,000	Molson Coors Brewing Co.			412,020
				592,883
	CHEMICALS - 0.8%
4,000	Potash Corp. of Saskatchewan, Inc.			144,880

	CLOSED-END FUNDS - 0.6%
7,500	Central Fund of Canada Ltd.			103,200

	COMMERCIAL SERVICES - 0.8%
149,900	Bangkok Expressway PCL			152,628

	COMPUTERS - 2.0%
9,000	Brocade Communications Systems, Inc.			95,490
7,600	VeriFone Systems, Inc.			257,032
				352,522
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
37,010	JSE Ltd.			335,249

	ELECTRIC - 2.4%
4,000	Consolidated Edison, Inc.			214,600
7,650	GDF Suez			209,404
				424,004
	ENGINEERING & CONSTRUCTION - 1.2%
4,000	Koninklijke Boskalis Westminster NV			220,363

	FOOD - 5.8%
8,150	Alliance Grain Traders, Inc.			129,667
2,200	Campbell Soup Co.			98,736
7,000	Ingredion, Inc.			476,560
11,564	Snyder's-Lance, Inc. (a)			325,989
				1,030,952
	HOUSEHOLD PRODUCTS/WARES - 1.6%
17,000	Reckitt Benckiser Group PLC			280,160

	INTERNET - 1.1%
86,000	TeleCommunication Systems, Inc. - Cl. A			197,800

	INVESTMENT COMPANIES - 1.5%
6,000	Exor SpA			269,430

	LODGING - 1.6%
175,000	Shangri-La Asia Ltd.			286,512

	MACHINERY-DIVERSIFIED - 1.5%
3,000	Lindsay Corp.			264,540

	MISCELLANEOUS MANUFACTURING - 2.5%
52,000	Orkla ASA			443,387

	OIL & GAS - 5.0%
1,300	BP PLC - ADR			62,530
2,000	Eni SpA - ADR			100,340
10,000	Marathon Oil Corp.			355,200
1,700	Royal Dutch Shell PLC			124,202
4,500	Statoil ASA - ADR			126,990
2,000	Total SA			131,200
				900,462
	PHARMACEUTICALS - 4.7%
4,400	Johnson & Johnson			432,212
4,725	Novartis AG			401,720
				833,932
	RETAIL - 3.4%
67,400	Wendy's Co. (a)			614,688

	SOFTWARE - 4.4%
14,000	Microsoft Corp. (a)			573,860
20,100	Seachange International, Inc. (a)			209,844
				783,704
	TELECOMMUNICATIONS - 7.9%
50,000	Television Broadcasts LTD			299,403
14,500	Cisco Systems, Inc.			324,945
3,419	Verizon Communications, Inc.			162,642
12,800	Vivendi			356,726
7,090	Vodafone Group PLC			260,983
				1,404,699
	WATER - 1.9%
12,485	Suez Environnement Co.			253,733
308,000	Thai Tap Water Supply PCL			92,181
				345,914

	TOTAL COMMON STOCK (Cost - $9,230,457)			10,576,345
Principal
	CORPORATE BONDS - 34.0%
	AEROSPACE/DEFENSE - 1.9%
300,000	Embraer Overseas Ltd., 6.375%, 1/24/2017			331,125

	AUTO MANUFACTURERS - 1.1%
200,000	Navistar International Corp., 3.00%, 10/15/2014			203,125

	AUTO PARTS & EQUIPMENT - 0.6%
100,000	Meritor, Inc., 8.125%, 9/15/2015			108,500

	BANKS - 3.9%
250,000	Ally Financial, Inc., 3.50% 07/18/2016			257,500
431,000	Eksportfinans ASA, 3.00% 11/17/2014			432,940
				690,440
	BEVERAGES - 1.0%
166,000	Constellation Brands, Inc, 8.375% 12/15/2014			173,885

	BUILDING MATERIALS - 2.1%
348,000	Lafarge North America, Inc., 6.50% 7/15/2013			382,800

	COAL - 0.6%
100,000	Peabody Energy Corp., 7.375%, 11/1/2016			112,000

	COMMERCIAL SERVICES - 3.3%
275,000	Deluxe Corp, 5.125% 10/1/2014			279,469
315,000	RR Donnelley & Sons Co., 4.95% 4/1/2014			315,000
				594,469
	DIVERSIFIED FINANCIAL SERVICES - 4.9%
155,000	Ford Motor Credit Co. LLC, 8.00% 6/1/2014			156,889
430,000	Springleaf Finance Corp, 6.00% 10/15/2014			435,913
55,000	Springleaf Finance Corp, 6.00% 11/15/2014			55,722
56,000	Springleaf Finance Corp, 6.00% 12/15/2014			56,851
164,000	Springleaf Finance Corp, 6.00% 12/15/2014			166,050
				871,425
	ENTERTAINMENT - 1.1%
200,000	Mohegan Tribal Gaming Authority, 7.125%, 8/15/2014			199,000

	HEALTHCARE-SERVICES - 1.1%
101,000	HCA, Inc., 7.19% 11/15/2015			109,585
90,000	HCA, Inc., 9.00% 12/15/2014			94,500
				204,085
	INSURANCE - 0.7%
120,000	Radian Group, Inc., 5.375%, 6/15/2015			123,600

	IRON/STEEL - 1.5%
70,000	ArcelorMittal USA LLC, 4.25% 3/1/2016			72,625
200,000	International Steel Group, 6.50%, 4/15/2014			200,314
				272,939
	LODGING - 1.7%
121,000	MGM Resorts International, 6.625% 7/15/2015			128,260
152,000	MGM Resorts International, 6.875% 4/01/2016			166,060
				294,320
	MEDIA - 3.5%
267,000	Clear Channel Communications, Inc., 5.50%, 9/15/2014			268,335
225,000	DISH DBS Corp., 6.625% 10/1/2014			230,625
110,000	DISH DBS Corp., 7.75% 5/31/2015			117,838
				616,798
	MULTI-NATIONAL - 0.8%
5,200,000	International Bank for Reconstruction & Development, 6.25% 7/10/2014			146,787

	MUNICIPAL - 0.8%
50,000	Commonwealth of Puerto Rico, 5.50%, 7/1/2014			50,174
100,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/2014			99,994
				150,168
	OIL & GAS - 1.1%
192,000	Petrobras International Finance Co., 3.875%, 1/27/2016			197,172

	TELECOMMUNICATIONS - 2.3%
70,000	Sprint Communications, Inc., 6.00%, 12/01/2016			76,737
39,000	Telecom Italia Capital SA, 4.95% 9/30/2014			39,634
147,000	Telecom Italia Capital SA, 5.25% 10/01/2015			154,350
131,000	Telecom Italia Capital SA, 6.175% 6/18/2014			132,310
				403,031

	TOTAL CORPORATE BONDS (Cost - $6,079,213)			6,075,669
Shares
	SHORT-TERM INVESTMENTS - 6.7%
1,207,482	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,207,482)			1,207,482

	TOTAL INVESTMENTS - 99.9% (Cost - $16,517,152) (c)			$ 17,859,496
	OTHER ASSETS LESS LIABILITIES - 0.1%			10,074
	NET ASSETS - 100.0%			$ 17,869,570

		Expiration Date -
Contracts (b)		Exercise Price		Value
	CALL OPTIONS WRITTEN - (0.5%)
95	Microsoft Corporation	07/19/2014 - $38.00		$ 36,290
45	Microsoft Corporation	10/18/2014 - $39.00		16,200
50	SeaChange International, Inc.	07/19/2014 - $12.50		1,625
50	Snyder's - Lance, Inc.	06/21/2014 - $30.00		2,375
300	Wendy's Co.	01/18/2014 - $10.00		21,000
80	Wendy's Co.	05/17/2014 - $9.00		4,400
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $74,288) (c)			$ 81,890

* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.
LLC - Limited Liablilty Company.
PLC - Public Liability Company.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $16,446,290 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 1,482,428
			Unrealized depreciation	(151,112)
			Net unrealized appreciation	$ 1,331,316

As of March 31, 2014, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
Britain				5.3%
Canada				2.1%
Cayman Islands				3.0%
France				7.5%
Hong Kong				1.6%
Italy				2.1%
Luxembourg				2.2%
Netherlands				2.9%
Norway				5.6%
South Africa				1.9%
Supranational				0.8%
Sweden				1.4%
Switzerland				2.2%
Thailand				0.9%
United States				53.7%
			Total Debt and Equity Holdings	93.2%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST/CP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 98.0%
	AEROSPACE/DEFENSE - 3.7%
9,850	L-3 Communications Holdings, Inc.		$ 1,163,778

	AIRLINES - 6.2%
80,000	Southwest Airlines Co.		1,888,800

	BANKS - 4.7%
61,790	Fifth Third Bancorp		1,418,081

	BIOTECHNOLOGY - 4.9%
10,000	Illumina, Inc. *		1,486,600

	CHEMICALS - 7.5%
9,000	Ecolab, Inc.		971,910
6,630	PPG Industries, Inc.		1,282,640
			2,254,550
	COMMERCIAL SERVICES - 10.4%
15,900	MasterCard, Inc. - Cl. A		1,187,730
15,000	McGraw Hill Financial, Inc.		1,144,500
7,000	Towers Watson & Co.		798,350
			3,130,580
	COMPUTERS - 2.2%
11,000	Computer Sciences Corp.		669,020

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
48,000	Charles Schwab Corp.		1,311,840

	HEALTHCARE-PRODUCTS - 3.0%
8,500	Teleflex, Inc.		911,540

	HEALTHCARE-SERVICES - 3.5%
14,000	Aetna, Inc.		1,049,580

	HOUSEHOLD PRODUCTS/WARES - 4.4%
26,120	Avery Dennison Corp.		1,323,500

	LEISURE TIME - 2.5%
17,000	Brunswick Corp.		769,930

	LODGING - 4.4%
6,000	Wynn Resorts Ltd.		1,332,900

	MACHINERY-DIVERSIFIED - 5.6%
21,600	Flowserve Corp.		1,692,144

	METAL FABRICATE/HARDWARE - 4.4%
5,220	Precision Castparts Corp.		1,319,407

	PHARMACEUTICALS - 5.2%
7,580	Actavis, Inc. *		1,560,343

	PRIVATE EQUITY - 4.1%
53,950	KKR & Co. LP		1,232,218

	RETAIL - 7.9%
40,270	Kate Spade & Co. *		1,493,614
39,070	Sonic Corp. *		890,405
			2,384,019
	SEMICONDUCTORS - 2.3%
11,000	Avago Technologies Ltd.		708,510

	SOFTWARE - 3.3%
26,660	Broadridge Financial Solutions, Inc.		990,152

	TRUCKING & LEASING - 3.5%
23,000	Greenbrier Cos, Inc. *		1,048,800

	TOTAL COMMON STOCK (Cost - $21,997,712)		29,646,292

	SHORT-TERM INVESTMENTS - 2.1%
635,265	Federated Treasury Obligations Fund, Institutional Class, 0.01%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $635,265)		635,265

	TOTAL INVESTMENTS - 100.1% (Cost - $22,632,977) (a)		$ 30,281,557
	LIABILITIES LESS OTHER ASSETS - (0.1%)		(41,103)
	NET ASSETS - 100.0%		$ 30,240,454

* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
LP - Limited Partnership
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $21,616,736 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 7,710,315
		Unrealized depreciation	(45,494)
		Net unrealized appreciation	$ 7,664,821

As of March 31, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
Singapore			2.3%
United States			95.7%
		Total Equity Holdings	98.0%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares				Value
	COMMON STOCK - 79.7%
	ADVERTISING - 3.5%
2,750	MDC Partners, Inc.			$ 62,755

	AEROSPACE/DEFENSE - 3.3%
7,914	Kratos Defense & Security Solutions, Inc. *(a)			59,672

	BIOTECHNOLOGY - 3.1%
10,896	Merrimack Pharmaceuticals, Inc. *(a)			54,916

	COAL - 3.8%
1,700	CONSOL Energy, Inc. (a)			67,915

	COMMERCIAL SERVICES - 8.1%
2,100	ADT Corp. (a)			62,895
3,100	Rent-A-Center, Inc. (a)			82,460
				145,355
	COMPUTERS - 3.8%
1,400	Teradata Corp. *(a)			68,866

	ENVIRONMENTAL CONTROL - 9.9%
3,300	Cypress Energy Partners LP *(a)			71,280
5,300	Nuverra Environmental Solutions, Inc. *(a)			107,537
				178,817
	INVESTMENT COMPANIES - 3.2%
7,000	Apollo Investment Corp.			58,170

	OIL & GAS - 6.6%
499	Continental Resources, Inc.*(a)			62,011
13,179	Halcon Resources Corp. *			57,065
				119,076
	PHARMACEUTICALS - 7.9%
15,170	OPKO Health, Inc. *			141,384

	PIPELINES - 3.7%
2,100	Atlas Pipeline Partners LP (a)			67,431

	REITS - 14.4%
4,251	American Realty Capital Properties, Inc. (a)			59,599
1,092	Digital Realty Trust, Inc. (a)			57,963
5,000	Excel Trust, Inc.			63,400
4,500	Rouse Properties, Inc. (a)			77,580
				258,542
	RETAIL - 4.9%
6,400	Regis Corp.			87,680

	SEMICONDUCTORS - 3.5%
10,500	Peregrine Semiconductor Corp. *			63,525

	TOTAL COMMON STOCK (Cost - $1,349,055)			1,434,104

	SHORT-TERM INVESTMENTS - 18.8%
337,887	Fidelity Institutional Money Market Portfolio, Class I, 0.08%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $337,887)			337,887

	TOTAL INVESTMENTS - 98.5% (Cost - $1,686,942) (b)			$ 1,771,991
	OTHER ASSETS LESS LIABILITIES - 1.5%			27,028
	NET ASSETS - 100.0%			$ 1,799,019

	SECURITIES SOLD SHORT - (73.3%)
	AUTO MANUFACTURERS - (16.4%)
1,413	Tesla Motors, Inc. *			294,540

	COMPUTERS - (6.6%)
2,000	3D Systems Corp. *			118,300

	ENERGY - (10.4%)
3,000	SolarCity Corp. *			187,860

	INTERNET - (33.5%)
7,256	Angie's List, Inc. *			88,378
2,000	Facebook, Inc. - Cl. A *			120,480
14,541	Groupon, Inc. - Cl. A *			114,001
1,315	MercadoLibre, Inc.			125,070
3,326	Twitter, Inc. *			155,224
				603,153
	SOFTWARE - (6.4%)
4,300	Veeva Systems, Inc. - Cl. A *			114,810

	TOTAL SECURITIES SOLD SHORT (Proceeds - $1,347,115) (b)			$ 1,318,663

* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
LP - Limited Partnership
(a) All or a portion of this security is segregated as collateral for securities sold short.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $340,757 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 242,642
			Unrealized depreciation	(130,071)
Net unrealized appreciation				$ 112,571

As of March 31, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Sold Short Percentage		Long Percentage
ARGENTINA		(7.0)%		-
UNITED STATES		(66.3)%		79.7%
	Total Equity Holdings	(73.3)%		79.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares				Value
	COMMON STOCK - 79.8%
	APPAREL - 0.9%
10,300	Jones Group, Inc. ^			$ 154,191

	BEVERAGES - 6.0%
5,000	Beam, Inc.			416,500
7,500	PepsiCo, Inc. ^			626,250
				1,042,750
	BIOTECHNOLOGY - 3.6%
24,480	Harvard Bioscience, Inc. *^			116,035
35,446	PharmAthene, Inc. *			64,866
30,000	Protalix BioTherapeutics, Inc. *			137,400
9,858	Theravance, Inc. *^			305,007
				623,308
	COMMERCIAL SERVICES - 4.3%
11,250	ADT Corp. ^			336,938
15,000	Genpact Ltd. *^			261,300
5,783	Hertz Global Holdings, Inc. *			154,059
				752,297
	COMPUTERS - 2.1%
146,447	Overland Storage, Inc. *			117,656
12,500	Riverbed Technology, Inc. *^			246,375
50,000	StorageNetworks, Inc. * #			-
				364,031
	COSMETICS/PERSONAL CARE - 1.9%
5,000	Colgate-Palmolive Co.			324,350

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
62,600	Investors Capital Holdings Ltd. *			448,529

	ENERGY-ALTERNATE SOURCES - 1.3%
81,200	Lightbridge Corp. *			218,428

	ENGINEERING & CONSTRUCTION - 4.3%
22,731	Foster Wheeler AG *			736,939

	ENTERTAINMENT - 0.2%
3,404	Penn National Gaming, Inc. *			41,937

	FOOD - 4.3%
20,000	Safeway, Inc. ^			738,800

	FOREST PRODUCTS & PAPER - 0.3%
17,817	Verso Paper Corp. *			51,491

	HEALTHCARE-PRODUCTS - 4.4%
40,000	American Medical Alert Corp. *#			40
15,000	ArthroCare Corp. *			722,850
6,120	Harvard Apparatus Regenerative Technology, Inc. *^			55,508
				778,398
	HOLDING COMPANIES-DIVERS - 1.5%
15,600	Steel Partners Holdings LP *			264,732

	INSURANCE - 1.8%
7,500	Fidelity National Financial, Inc. ^			235,800
27,100	Tower Group International Ltd.			73,170
				308,970
	MEDIA - 13.3%
10,500	Gannett Co., Inc.			289,800
12,500	LIN Media LLC - Cl. A *			331,250
7,500	Media General, Inc. *^			137,775
95,000	Sirius XM Holdings, Inc. *			304,000
9,000	Time Warner Cable, Inc. ^			1,234,620
				2,297,445
	MINING - 3.4%
35,000	African Barrick Gold PLC			153,758
300,000	Crocodile Gold Corp. *			52,732
10,000	Freeport-McMoRan Copper & Gold, Inc.			330,700
75,000	IC Potash Corp. *			16,914
67,000	US Silver & Gold, Inc. *			29,138
				583,242
	OIL & GAS - 4.5%
11,764	Cobalt International Energy, Inc. *^			215,516
500,000	Dejour Energy, Inc. *			130,500
56,125	Gulf Coast Ultra Deep Royalty Trust *			171,181
50,000	Ithaca Energy, Inc. *			111,579
15,000	Talisman Energy, Inc. ^			149,700
				778,476
	PIPELINES - 3.9%
4,750	Kinder Morgan Energy Partners LP			351,262
10,000	Kinder Morgan, Inc.			324,900
				676,162
	PRIVATE EQUITY - 0.9%
5,000	Apollo Global Management LLC - Cl. A ^			159,000

	REAL ESTATE - 1.4%
13,130	Brookfield Property Partners LP *^			245,531

	REITS - 6.4%
37,500	American Realty Capital Properties, Inc. ^			525,750
7,500	Ashford Hospitality Prime, Inc. ^			113,400
8,380	Chambers Street Properties ^			65,113
15,000	Newcastle Investment Corp.			70,500
30,762	Spirit Realty Capital, Inc. ^			337,766
				1,112,529
	SOFTWARE - 2.7%
25,000	Accelrys, Inc. *^			311,500
7,500	AutoNavi Holdings Ltd. - ADR *^			150,300
				461,800
	TELECOMMUNICATIONS - 2.1%
50,900	NTS, Inc. *			98,237
10,000	RF Micro Devices, Inc. *			78,800
5,000	Vodafone Group PLC - ADR			184,050
				361,087
	TOYS/GAMES/HOBBIES - 0.9%
10,200	MEGA Brands, Inc. *			163,669

	TRANSPORTATION - 0.8%
15,000	Pacer International, Inc. *			134,400

	TOTAL COMMON STOCK (Cost - $14,781,345)			13,822,492

	EXCHANGE TRADED FUNDS - 1.9%
	EQUITY FUND - 1.9%
8,000	iPATH S&P 500 VIX Short-Term Futures ETN *			337,200
	TOTAL EXCHANGE TRADED FUNDS (Cost - $345,972)			337,200

	PREFERRED STOCK - 5.7%
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
10,000	Ladenburg Thalmann Financial Services, Inc., 8.00%			225,500
15,000	SLM Corp., 6.00%			326,400
				551,900
	INSURANCE - 1.0%
2,300	Endurance Specialty Holdings Ltd., 7.75%			60,306
5,100	PartnerRe Ltd., 5.875%			113,832
				174,138
	OIL & GAS - 0.1%
900	Goodrich Petroleum Corp., 10.00%			23,508

	REITS - 0.7%
5,300	American Realty Capital Properties, Inc., 6.70%			120,681

	TRANSPORTATION - 0.7%
4,500	Seaspan Corp., 8.25%			114,930

	TOTAL PREFERRED STOCK (Cost - $972,236)			985,157

	STOCK RIGHTS - 0.2%
	BIOTECHNOLOGY - 0.1%
20,000	Cubist Pharmaceuticals, Inc. *			13,000

	PHARMACEUTICALS - 0.1%
75,000	Sanofi *			23,985

	TOTAL STOCK RIGHTS (Cost - $133,987)			36,985

		Expiration Date -
	WARRANTS - 0.8%	Exercise Price
	PIPELINES - 0.8%
75,000	Kinder Morgan, Inc. *	5/25/2017 - $40.00		132,750
	TOTAL WARRANTS (Cost - $265,454)			132,750

Contracts (a)
	PURCHASED OPTIONS - 0.1% *
	PURCHASED CALL OPTIONS - 0.1%
50	Cobalt International, Inc.	04/19/2014 - $20.00		750
55	Noble Corp.	01/18/2014 - $33.00		14,245
	TOTAL PURCHASED CALL OPTIONS (Cost - $15,874)			14,995
Shares
	SHORT-TERM INVESTMENTS - 13.2%
2,284,605	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,284,605)			2,284,605

	TOTAL INVESTMENTS - 101.7% (Cost - $18,799,473) (b)			$ 17,614,184
	LIABILITIES LESS OTHER ASSETS - (1.7%)			(302,290)
	NET ASSETS - 100.0%			$ 17,311,894

	SECURITIES SOLD SHORT - (39.3) %
	COMMON STOCK - (3.5%)
	BUILDING MATERIALS - (2.6%)
3,500	Martin Marietta Materials, Inc.			449,225

	REITS - (0.9%)
3,950	Realty Income Corp.			161,397

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $594,551)			610,622

	EXCHANGE TRADED FUNDS SOLD SHORT - (35.8%)
	EQUITY FUNDS - (35.8%)
11,450	Consumer Staples Select Sector SPDR Fund			493,037
3,000	Direxion Daily Financial Bull 3X Shares *			283,740
7,500	Health Care Select Sector SPDR Fund			438,675
8,500	iShares Russell 2000 ETF			988,890
3,500	iShares US Real Estate ETF			236,845
3,000	Materials Select Sector SPDR Fund			141,840
5,000	ProShares Ultra S&P 500			526,550
16,500	SPDR S&P 500 ETF Trust			3,086,160
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $5,837,773)			6,195,737

		Expiration Date -
Contracts (a)		Exercise Price
	OPTIONS WRITTEN - (0.5%)*
	PUT OPTIONS WRITTEN - (0.3%)
50	Cobalt International, Inc.	04/19/2014 - $20.00		9,000
50	Safeway, Inc.	04/19/2014 - $35.00		300
50	Time Warner Cable, Inc.	04/19/2014 - $145.00		40,750
55	Noble Corp.	01/17/2015 - $23.00		2,668
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $43,370)			52,718

	CALL OPTIONS WRITTEN - (0.2%)
50	Safeway, Inc.	04/19/2014 - $40.00		250
50	Time Warner Cable, Inc.	04/19/2014 - $145.00		2,000
100	Media General, Inc.	05/17/2014 - $17.50		15,000
50	Comcast Corp.	01/17/2015 - $50.00		18,300
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $70,647)			35,550

	TOTAL OPTIONS WRITTEN (Premiums recevied - $114,017)			88,268

* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
ADR - American Depositary Receipt.
PLC - Public Liability Company.
LP - Limited Partnership.
LLC - Limited Liablilty Company.
^ All or a portion of this security is segregated as collateral for options written and securities sold short.
(a) Each contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $12,285,506 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	389,082
			Unrealized depreciation	(1,955,031)
			Net unrealized depreciation	(1,565,949)

As of March 31, 2014, the Fund's equity, exchange traded funds, preferred stock, stock rights and warrants holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Sold Short Percentage		Long Percentage
BERMUDA		-		2.3%
BRITAIN		-		2.6%
CANADA		-		5.0%
CHINA		-		0.9%
FRANCE		-		0.1%
ISREAL		-		0.8%
SWITZERLAND		-		4.3%
UNITED STATES		(39.3)%		72.4%
	Total	(39.3)%		88.4%

Percentages in the above table are based on net assets of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 97.5%
	ADVERTISING - 3.9%
43,982	Omnicom Group, Inc.		$ 3,193,093

	AEROSPACE/DEFENSE - 8.6%
29,871	L-3 Communications Holdings, Inc.		3,529,259
36,051	Raytheon Co.		3,561,478
			7,090,737
	AGRICULTURE - 4.1%
62,372	Lorillard, Inc.		3,373,078

	COMMERCIAL SERVICES - 3.9%
105,466	H&R Block, Inc.		3,184,018

	COMPUTERS - 7.6%
5,814	Apple, Inc.		3,120,606
16,317	International Business Machines Corp.		3,140,859
			6,261,465
	DISTRIBUTION/WHOLESALE - 3.8%
36,713	Genuine Parts Co.		3,188,524

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.7%
30,448	Energizer Holdings, Inc.		3,067,332

	HEALTHCARE-PRODUCTS - 3.8%
69,667	ResMed, Inc.		3,113,418

	HEALTHCARE-SERVICES - 4.3%
61,497	Quest Diagnostics, Inc.		3,561,906

	HOUSEHOLD PRODUCTS/WARES - 4.1%
49,570	Church & Dwight Co., Inc.		3,423,800

	INTERNET - 3.4%
141,574	Symantec Corp.		2,827,233

	OIL & GAS - 3.9%
67,267	HollyFrontier Corp.		3,200,564

	PHARMACEUTICALS - 11.9%
62,087	AbbVie, Inc.		3,191,272
58,864	Eli Lilly & Co.		3,464,735
99,416	Pfizer, Inc.		3,193,242
			9,849,249
	RETAIL - 5.9%
81,597	Best Buy Co., Inc.		2,154,977
55,595	Coach, Inc.		2,760,848
			4,915,825
	SEMICONDUCTORS - 8.5%
100,464	Altera Corp.		3,640,815
101,224	Maxim Integrated Products, Inc.		3,352,539
			6,993,354
	SOFTWARE - 7.8%
95,869	CA, Inc.		2,969,063
84,396	Microsoft Corp.		3,459,392
			6,428,455
	TELECOMMUNICATIONS - 8.3%
102,983	CenturyLink, Inc.		3,381,962
47,395	Harris Corp.		3,467,418
			6,849,380

	TOTAL COMMON STOCK (Cost - $77,294,401)		80,521,431

	SHORT-TERM INVESTMENTS - 2.6%
2,102,665	Fidelity Institutional Money Market Portfolio, Class I, 0.08% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,102,665)		2,102,665

	TOTAL INVESTMENTS - 100.1% (Cost - $79,397,066) (a)		$ 82,624,096
	LIABILITIES LESS OTHER ASSETS - (0.1%)		(56,733)
	NET ASSETS - 100.0%		$ 82,567,363

* Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $79,397,553 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 4,876,057
		Unrealized depreciation	(1,648,541)
		Net unrealized appreciation	$ 3,227,516

As of March 31, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
UNITED STATES			97.5%
		Total Equity Holdings	97.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Principal		Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 20.4%
	ADVERTISING - 0.4%
$ 250,000	CBS Outdoor Americas Capital LLC. #	5.250		2/15/2022	$ 256,250

	AIRLINES - 1.2%
250,000	United Continental Holdings, Inc.	6.000		12/1/2020	260,000
500,000	United Continental Holdings, Inc.	6.000		7/15/2026	472,500
					732,500
	COMMERCIAL SERVICES - 1.7%
250,000	Brand Energy & Infrastructure Services, Inc. #	8.500		12/1/2021	265,000
750,000	Sotheby's #	5.250		10/1/2022	733,125
					998,125
	COMPUTERS - 1.2%
750,000	Seagate HDD Cayman #	4.750		6/1/2023	740,625

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
500,000	Fly Leasing Ltd.	6.750		12/15/2020	522,500
750,000	Icahn Enterprises LP #	5.875		2/1/2022	761,250
500,000	Jefferies Finance LLC #	6.875		4/15/2022	503,750
					1,787,500
	ELECTRIC - 1.3%
750,000	NRG Energy, Inc. #	6.250		7/15/2022	772,500

	ENTERTAINMENT - 0.2%
100,000	Penn National Gaming, Inc. #	5.875		11/1/2021	98,250

	HOLDING COMPANIES-DIVERS - 1.1%
250,000	Harbinger Group, Inc. #	7.750		1/15/2022	254,375
375,000	Stena AB #	7.000		2/1/2024	381,563
					635,938
	HOUSEHOLD PRODUCTS/WARES - 1.3%
750,000	Armored Autogroup, Inc.	9.250		11/1/2018	786,562

	IRON/STEEL - 1.2%
750,000	Essar Steel Algoma, Inc. #	9.375		3/15/2015	742,500

	METAL FABRICATE/HARDWARE - 0.4%
250,000	Wise Metals Group LLC #	8.750		12/15/2018	268,125

	OIL & GAS - 0.4%
250,000	Ocean Rig UDW, Inc. #	7.250		4/1/2019	249,688

	OTHER ABS - 0.4%
250,000	Longfellow Place CLO Ltd. #	6.018		1/15/2024	242,500

	PACKAGING & CONTAINERS - 0.9%
500,000	Ball Corp.	5.000		3/15/2022	512,500

	PHARMACEUTICALS - 1.3%
750,000	Endo Finance LLC #	5.750		1/15/2022	768,750

	PIPELINES - 1.4%
100,000	Kinder Morgan, Inc. #	5.000		2/15/2021	100,141
750,000	Rockies Express Pipeline LLC #	6.000		1/15/2019	755,625
					855,766
	REAL ESTATE - 0.4%
250,000	Rialto Holdings LLC #	7.000		12/1/2018	257,500

	REITS - 0.2%
100,000	Sabra Health Care LP	5.500		2/1/2021	104,500

	TELECOMMUNICATIONS - 2.4%
200,000	Alcatel-Lucent USA, Inc. #	4.625		7/1/2017	205,500
200,000	Alcatel-Lucent USA, Inc. #	6.750		11/15/2020	211,500
750,000	Avaya, Inc. #	7.000		4/1/2019	744,375
250,000	CenturyLink, Inc.	6.750		12/1/2023	265,312
					1,426,687

	TOTAL CORPORATE BONDS (Cost - $11,959,060)				12,236,766

	BANK LOANS - 76.4%
500,000	Affinion Group, Inc.	6.750	*	10/9/2016	493,678
500,000	Affinity Gaming	4.250	*	11/9/2017	501,250
250,000	Akorn, Inc.	4.500	*	11/19/2019	252,969
500,000	Alamo Group, Inc.	4.750	*	2/1/2020	502,190
490,348	Alaska Comm	6.250	*	10/21/2016	493,822
995,611	Alcatel Lucent USA, Inc.	4.500	*	1/30/2019	1,002,067
248,125	Altisource Portfolio Solutions	4.500	*	1/30/2019	249,055
498,742	AmWINS Group, Inc.	4.500	*	12/9/2020	502,952
500,000	Applied Systems, Inc.	5.000	*	10/29/2020	502,605
500,000	Asurion, LLC	4.250	*	1/15/2021	501,940
500,000	Avast Software	5.000	*	5/24/2019	499,375
889,892	Avaya, Inc.	5.000	*	3/18/2020	892,949
248,125	Axalta Performance Coatings	6.500	*	3/31/2018	248,660
498,725	Bass Pro Group	4.000	*	2/1/2020	501,166
500,000	BATS Global Markets, Inc.	5.000	*	1/17/2020	504,165
367,539	Berry Plastics Group, Inc.	3.750	*	12/18/2020	367,079
250,000	Borgata	6.750	*	8/15/2018	254,270
498,471	Brand Energy & Infrastructure	4.750	*	11/25/2020	501,088
250,000	Brickman Group Holdings, Inc.	4.000	*	12/11/2020	250,800
500,000	Caesars Entertainment, Inc.	7.000	*	10/9/2020	507,275
188,096	Catalina Marketing Corporation	4.403	*	10/7/2020	188,292
499,708	CHG Buyer Corp	4.250	*	11/19/2019	501,426
500,000	CityCenter Holdings	5.000	*	10/9/2020	504,963
500,000	Clear Channel Communication	6.903	*	1/22/2019	490,553
961,417	Clear Channel Communication	7.653	*	7/30/2019	961,855
249,370	Consolidatd Precision Products	4.750	*	12/28/2019	249,994
250,000	CPA Global (Redtop)	4.500	*	12/22/2020	253,204
500,000	Crown Castle Operating Company	3.250	*	1/29/2021	499,125
249,375	CTI Foods	4.500	*	6/14/2020	250,207
748,125	Dell, Inc.	4.500	*	4/29/2020	744,306
1,000,000	Deluxe Entertainment	6.500	*	2/25/2020	1,005,000
498,750	EIG Investors Corp	5.000	*	11/9/2019	503,426
500,000	Endo Pharmaceuticals Holdings	3.250	*	11/19/2019	499,438
500,000	Equipower Resources	4.250	*	12/31/2019	502,892
250,000	Exgen Renewables I, LLC	5.250	*	2/5/2021	255,312
248,125	Fairpoint Communications, Inc.	7.500	*	2/11/2019	256,389
1,250,000	First Data Corporation	3.655	*	3/24/2017	1,254,431
500,000	First Data Corporation	4.155	*	3/24/2021	500,025
246,875	FLY Funding	4.500	*	8/7/2019	250,166
500,000	FR Dixie Acquisition Corp	5.750	*	1/1/2021	504,688
249,375	Freescale Semiconductor	5.000	*	1/15/2021	252,361
250,000	Genesys Telecommunications	4.500	*	11/4/2020	251,563
500,000	Gentiva Health	6.500	*	10/18/2019	495,207
249,364	Go Daddy	4.000	*	12/16/2018	250,424
493,750	Harland Clarke Holdings	7.000	*	4/26/2018	501,712
500,000	Harland Clarke Holdings	6.000	*	8/30/2019	503,750
997,409	Harrahs Operating Co., Inc.	9.500	*	10/31/2016	995,993
388,158	Hilton Hotels Corporation	3.750	*	9/23/2020	389,233
231,250	Hudson's Bay Co	8.250	*	10/7/2020	234,661
250,000	Husky Injection Molding	4.250	*	6/30/2018	251,111
250,000	Intrawest Corp.	5.500	*	11/26/2020	254,062
500,000	Isola USA	9.250	*	12/17/2018	512,500
1,000,000	Jazz Pharmaceuticals Plc	3.500	*	6/12/2018	1,001,625
543,445	KAR Auction Services, Inc.	3.500	*	3/5/2021	542,087
250,000	Kronos Worldwide, Inc.	4.750	*	2/18/2019	252,291
826,174	Las Vegas Sands Corp	3.250	*	12/21/2020	826,096
500,000	Level 3 Financing, Inc.	4.000	*	1/15/2020	501,625
500,000	Lightower Fiber Networks	4.000	*	4/13/2020	497,815
249,369	Magic Newco (Misys)	5.000	*	12/18/2018	252,122
750,000	Mergermarket USA, Inc.	4.500	*	1/29/2021	749,531
248,125	MoneyGram International	4.250	*	3/27/2020	249,055
500,000	National Mentor Holdings	4.250	*	1/15/2021	504,855
500,000	National Mentor Holdings	4.750	*	1/31/2021	503,985
249,375	Neiman Marcus Group, Inc.	4.250	*	10/1/2020	250,491
500,000	NEP Broadcasting LLC	4.250	*	1/22/2020	502,707
1,000,000	NTELOS Holdings Corp.	5.750	*	11/9/2019	995,000
500,000	Omnitracs	4.750	*	10/29/2020	506,250
500,000	OPEN TEXT CORP	3.250	*	12/15/2020	500,885
158,333	Orbitz Worldwide, Inc.	4.500	*	9/20/2017	159,257
250,000	Orient Express Hotels Ltd-A	4.000	*	3/19/2021	251,145
500,000	Patheon, Inc.	4.250	*	3/11/2021	498,260
250,000	Photonis	8.500	*	9/10/2019	251,875
261,241	Presidio, Inc.	5.000	*	3/31/2017	263,202
534,743	RP Crown Parent LLC	6.000	*	12/21/2018	533,797
500,000	Safenet, Inc.	5.500	*	2/28/2020	502,500
500,000	Safenet, Inc.	8.500	*	2/28/2021	505,000
500,000	Salix Pharmaceuticals Ltd	4.250	*	1/1/2019	505,447
500,000	Sandy Creek Energy Associates	5.000	*	11/6/2020	500,937
250,000	Santander AKA Sam Finance	4.250	*	11/26/2020	250,939
500,000	Serena Software, Inc.	4.155	*	3/10/2016	499,480
250,000	Shield Finance (Sophos)	5.000	*	1/27/2021	251,406
500,000	Sophia Holding	4.000	*	7/19/2018	501,042
500,000	Spansion LLC	3.750	*	12/18/2019	502,188
500,000	STS Operating, Inc.	4.750	*	2/21/2021	505,625
203,765	Sungard Data Systems	4.000	*	3/7/2020	204,753
250,000	Tallgrass Energy Partners LP	4.250	*	11/13/2018	252,455
500,000	TASC, Inc.	4.500	*	12/31/2015	471,875
248,125	TI Group Automotive	5.500	*	3/27/2019	249,366
486,111	TNS, Inc.	5.000	*	2/15/2019	489,453
498,713	Trans Union LLC	4.250	*	2/10/2019	499,493
500,000	Trans Union LLC	4.000	*	3/19/2021	501,562
248,750	Travelport LLC	6.250	*	6/19/2021	254,930
500,000	Tribune Co.	4.000	*	11/20/2020	500,562
498,750	Tropicana Entertainment, Inc.	4.000	*	11/26/2020	500,723
249,375	US Renal Care, Inc.	5.250	*	7/3/2019	249,480
341,755	Walter Investment MGMT	4.750	*	12/11/2020	340,345
250,000	Western Refining, Inc.	4.250	*	11/25/2020	252,656
248,125	Wideopensest Financial	4.750	*	3/26/2019	248,862
500,000	Windsor Quality Food Company	5.000	*	12/23/2020	504,375
250,000	XO Communications, Inc. - A	4.250	*	3/17/2021	251,875
500,000	YRC Worldwide, Inc.	8.000	*	2/1/2019	505,207
	TOTAL BANK LOANS (Cost -$45,603,274)				45,994,116
Shares
	SHORT-TERM INVESTMENTS - 2.0%
1,220,963	Fidelity Institutional Government Money Market Fund, Class I, 0.01%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,220,963)				1,220,963

	TOTAL INVESTMENTS - 98.8% (Cost - $58,783,297) (a)				$ 59,451,845
	OTHER ASSETS LESS LIABILITIES - 1.2%				716,010
	NET ASSETS - 100.0%				$ 60,167,855

* Floating Rate, rate shown represents the rate at March 31, 2014.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.

# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2014, these securities amounted to $9,312,892 or 15.5% of net assets.

LP - Limited Partnership
LLC - Limited Liability Company
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $58,783,297 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$ 710,673
				Unrealized depreciation:	(42,125)
				Net unrealized appreciation:	$ 668,548

As of March 31, 2014, the Fund's debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer					Long Percentage
BERMUDA					0.8%
CANADA					1.2%
CAYMAN ISLANDS					1.6%
MARSHALL ISLANDS					0.4%
SWEDEN					0.6%
UNITED STATES					92.2%
				Total Debt Holdings	96.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST HEDGED FUTURES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

		Expiration Date -
Contracts		Exercise Price		Value

	PURCHASED OPTIONS - 4.0% *
	PURCHASED PUT OPTIONS - 0.3%
25	S&P 500 Index Future	4/17/2014 - $1,200		$ 312
800	S&P 500 Index Future	4/17/2014 - $1,300		10,000
100	S&P 500 Index Future	4/17/2014 - $1,325		1,250
100	S&P 500 Index Future	5/16/2014 - $1,200		2,500
100	S&P 500 Index Future	5/16/2014 - $1,250		3,750
200	S&P 500 Index Future	5/16/2014 - $1,275		10,000
700	S&P 500 Index Future	5/16/2014 - $1,300		43,750
100	S&P 500 Index Future	5/16/2014 - $1,325		6,250
500	S&P 500 Index Future	6/20/2014 - $1,300		93,750
100	S&P 500 Index Future	6/20/2014 - $1,325		18,750
	TOTAL PURCHASED PUT OPTIONS (Cost - $921,225)			190,312

	PURCHASED CALL OPTIONS - 3.7%
200	S&P 500 EOM OPT	3/31/2014 - $1,975		2,500
200	S&P 500 EOM OPT	3/31/2014 - $2,000		2,500
1,100	S&P 500 Index Future	4/17/2014 - $1,975		55,000
100	S&P 500 Index Future	5/16/2014 - $1,910		267,500
400	S&P 500 Index Future	5/16/2014 - $1,915		910,000
100	S&P 500 Index Future	5/16/2014 - $1,925		162,500
900	S&P 500 Index Future	6/20/2014 - $1,975		978,750
	TOTAL PURCHASED CALL OPTIONS (Cost - $4,480,288)			2,378,750

	TOTAL OPTIONS (Cost - $5,401,513)			2,569,062
Shares
	SHORT-TERM INVESTMENTS - 69.4%
44,970,638	Fidelity Institutional Money Market Portfolio, Class I, 0.08% ** (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $44,970,638)			44,970,638

	TOTAL INVESTMENTS - 73.4% (Cost - $50,372,151) (b)			$ 47,539,700
	OTHER ASSETS LESS LIABILITIES - 26.6%			17,190,321
	NET ASSETS - 100.0%			$ 64,730,021
Contracts
	WRITTEN OPTIONS - (3.6%) *
	PUT OPTIONS WRITTEN - (0.1%)
100	S&P 500 EOM OPT	3/31/2014 - $1,575		1,250
300	S&P 500 EOM OPT	3/31/2014 - $1,625		3,750
200	S&P 500 EOM OPT	4/17/2014 - $1,575		32,500
100	S&P 500 EOM OPT	4/17/2014 - $1,600		20,000
300	S&P 500 Index Future	4/17/2014 - $1,625		30,000
	TOTAL PUT OPTIONS WRITTEN (Premiums - $267,500)			87,500

	CALL OPTIONS WRITTEN - (3.5%)
100	S&P 500 EOM OPT	3/31/2014 - $1,890		1,250
200	S&P 500 EOM OPT	3/31/2014 - $1,900		2,500
450	S&P 500 EOM OPT	3/31/2014 - $1,920		5,625
200	S&P 500 Index Future	4/17/2014 - $1,915		87,500
300	S&P 500 Index Future	4/17/2014 - $1,920		101,250
500	S&P 500 Index Future	5/16/2014 - $1,940		481,250
400	S&P 500 Index Future	5/16/2014 - $1,950		265,000
800	S&P 500 Index Future	5/16/2014 - $1,960		360,000
1,800	S&P 500 Index Future	6/20/2014 - $2,000		945,000
	TOTAL CALL OPTIONS WRITTEN (Premiums - $4,207,995)			2,249,375

	TOTAL OPTIONS WRITTEN (Premiums - $4,475,495)			2,336,875

* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
(a) All or a portion of this security is segregated as collateral for options written.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $45,896,656 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 2,185,494
			Unrealized depreciation	(2,879,325)
			Net unrealized depreciation	$ (693,831)

As of March 31, 2014, the Fund's options were divided among geographic sectors as follows and are subject to change.

Country of Issuer		Sold Short Percentage		Long Percentage
UNITED STATES		(3.6)%		4.0%
	Total Options Holdings	(3.6)%		4.0%

Percentages in the above table are based on net assets of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 99.1%
	AEROSPACE/DEFENSE - 3.4%
9,093	Triumph Group, Inc.		$ 587,226

	AIRLINES - 3.3%
5,139	Allegiant Travel Co.		575,208

	APPAREL - 3.2%
35,816	Crocs, Inc. *		558,731

	AUTO MANUFACTURERS - 3.3%
9,664	Oshkosh Corp.		568,920

	BANKS - 6.6%
24,700	Fifth Third Bancorp		566,866
11,385	Wells Fargo & Co.		566,290
			1,133,156
	BEVERAGES - 3.3%
11,978	Coca-Cola Enterprises, Inc.		572,069

	CHEMICALS - 9.9%
5,721	Ashland, Inc.		569,125
6,635	Eastman Chemical Co.		572,003
8,286	EI du Pont de Nemours & Co.		555,991
			1,697,119
	COMMERCIAL SERVICES - 3.4%
6,491	Chemed Corp. †		580,620

	ENVIRONMENTAL CONTROL - 3.4%
10,712	Clean Harbors, Inc. *		586,911

	FOOD - 3.3%
12,928	Kroger Co.		564,307

	GAS - 3.3%
12,526	UGI Corp.		571,311

	HOUSEHOLD PRODUCTS/WARES - 3.3%
8,200	Helen of Troy Ltd. *		567,686

	INSURANCE - 9.8%
9,979	Allstate Corp		564,612
11,468	Primerica, Inc.		540,257
18,372	XL Group PLC		574,125
			1,678,994
	LEISURE TIME - 3.3%
8,481	Harley-Davidson, Inc.		564,919

	LODGING - 3.3%
10,172	Marriott International, Inc.		569,835

	MACHINERY-CONSTRUCTION & MINING - 3.3%
5,646	Caterpillar, Inc.		561,043

	MEDIA - 6.6%
6,782	Discovery Communications, Inc. *		560,871
21,153	Sinclair Broadcast Group, Inc.		573,035
			1,133,906
	PACKAGING & CONTAINERS - 3.3%
11,516	Silgan Holdings, Inc.		570,272

	REAL ESTATE - 3.3%
17,900	Altisource Residential Corp.		564,924

	SEMICONDUCTORS - 3.3%
7,106	QUALCOMM, Inc.		560,379

	SOFTWARE - 3.3%
22,731	MedAssets, Inc. *		561,683

	TELECOMMUNICATIONS - 6.6%
17,629	CenturyLink, Inc.		578,936
11,853	Verizon Communications, Inc.		563,847
			1,142,783
	TRUCKING & LEASING - 3.3%
8,416	GATX Corp.		571,278

	TOTAL COMMON STOCK (Cost - $16,635,504)		17,043,280

	SHORT-TERM INVESTMENTS - 6.1%
1,043,059	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **(a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,043,059)		1,043,059

	TOTAL INVESTMENTS - 105.2% (Cost - $17,678,563) (b)		$ 18,086,339
	LIABILITIES LESS OTHER ASSETS - (5.2%)		(893,257)
	NET ASSETS - 100.0%		$ 17,193,082

* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
† Security, or a portion of the security, is out on loan at March 31, 2014. Total loaned securities had a value of $554,590 at March 31, 2014.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at March 31, 2014. Total collateral had a value of $561,634 on March 31, 2014.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $17,678,563 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 436,548
		Unrealized depreciation	(28,772)
		Net unrealized appreciation	$ 407,776

As of March 31, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
UNITED STATES			99.1%
		Total Equity Holdings	99.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares				Value
	COMMON STOCK - 97.6%
	AEROSPACE/DEFENSE - 2.8%
462	Boeing Co.			$ 57,976

	AGRICULTURE - 3.4%
1,286	Lorillard, Inc.			69,547

	AIRLINES - 3.4%
2,052	Delta Air Lines, Inc.			71,102

	BEVERAGES - 3.2%
941	Monster Beverage Corp. *			65,352

	BIOTECHNOLOGY - 3.1%
212	Biogen Idec, Inc. *			64,844

	CHEMICALS - 3.4%
272	CF Industries Holdings, Inc.			70,894

	COMMERCIAL SERVICES - 3.2%
4,032	Western Union Co.			65,964

	COMPUTERS - 9.4%
115	Apple, Inc.			61,725
1,306	Cognizant Technology Solutions Corp. - Cl. A *			66,097
352	International Business Machines Corp.			67,756
				195,578
	DISTRIBUTION/WHOLESALE - 3.1%
558	Fossil Group, Inc. *			65,068

	HOME BUILDERS - 3.1%
3,321	PulteGroup, Inc.			63,730

	HOUSEHOLD PRODUCTS/WARES - 3.2%
783	Tupperware Brands Corp.			65,584

	INTERNET - 6.2%
603	F5 Networks, Inc. *			64,298
53	Priceline.com, Inc. *			63,170
				127,468
	OIL & GAS - 3.2%
763	Marathon Petroleum Corp.			66,412

	PHARMACEUTICALS - 9.8%
1,336	AbbVie, Inc.			68,670
1,172	Eli Lilly & Co.			68,984
1,005	Questcor Pharmaceuticals, Inc.			65,255
				202,909
	RETAIL -AUTOPARTS - 6.6%
546	Advance Auto Parts, Inc.			69,069
125	AutoZone, Inc. *			67,138
				136,207

	RETAIL - 19.4%
976	Bed Bath & Beyond, Inc. *			67,149
1,297	Coach, Inc.			64,409
1,706	GameStop Corp. - Cl. A			70,117
1,707	Gap, Inc.			68,382
794	Nu Skin Enterprises, Inc.			65,783
1,099	TJX Cos., Inc.			66,654
				402,494
	SEMICONDUCTORS - 4.3%
1,287	First Solar, Inc. *			89,820

	SOFTWARE - 6.8%
1,736	Microsoft Corp.			71,159
1,717	Oracle Corp.			70,242
				141,401

	TOTAL COMMON STOCK (Cost - $1,898,362)			2,022,350
		Expiration Date -
Contracts (a)		Exercise Price
	PURCHASED OPTIONS - 0.0%
	PURCHASED PUT OPTIONS - 0.0%
12	S&P 500 Index *	04/19/2014 - $1,670.00		960
	TOTAL PURCHASED PUT OPTIONS (Cost - $30,492)			960

Shares
	SHORT-TERM INVESTMENTS - 2.2%
44,736	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $44,736)			44,736

	TOTAL INVESTMENTS - 99.8% (Cost - $1,973,590) (b)			$ 2,068,046
	OTHER ASSETS LESS LIABILITIES - 0.2%			4,653
	NET ASSETS - 100.0%			$ 2,072,699

* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
(a) Each contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $1,973,590 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 130,757
			Unrealized depreciation	(36,301)
			Net unrealized depreciation	$ 94,456

As of March 31, 2014, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Long Percentage
UNITED STATES				97.6%
				97.6%

Percentages in the above table are based on net assets of the Fund as of March 31, 2014.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 15.8%
	APPAREL - 1.0%
4,000	VF Corp.		$ 247,520

	COMPUTERS - 3.4%
1,600	Apple, Inc.		858,784

	FOOD - 1.0%
2,600	JM Smucker Co.		252,824

	HOME FURNISHINGS - 1.0%
1,700	Whirlpool Corp.		254,082

	INSURANCE - 1.9%
4,000	Berkshire Hathaway, Inc. *		499,880

	MEDIA - 1.0%
3,100	Walt Disney Co.		248,217

	METAL FABRICATE/HARDWARE - 1.0%
1,000	Precision Castparts Corp.		252,760

	MISCELLANEOUS MANUFACTURING - 1.6%
5,000	Dover Corp.		408,750

	REITS - 1.0%
1,500	Public Storage		252,735

	RETAIL - 1.9%
3,300	CVS Caremark Corp.		247,038
2,500	McDonald's Corp.		245,075
			492,113
	TOYS/GAMES/HOBBIES - 1.0%
4,500	Hasbro, Inc.		250,290

	TOTAL COMMON STOCK (Cost - $4,015,808)		4,017,955

	EXCHANGE TRADED FUNDS - 34.9%
	DEBT FUND - 20.8%
23,000	iShares Core Total US Bond Market ETF		2,482,850
24,000	iShares iBoxx $ Investment Grade Corporate Bond ETF		2,807,280
			5,290,130
	EQUITY FUND - 14.1%
7,000	Industrial Select Sector SPDR Fund		366,310
3,000	ProShares S&P 500 Aristocrats ETF		133,050
23,000	PowerShares Buyback Achievers Portfolio		1,000,960
12,600	SPDR Dow Jones Industrial Average ETF Trust		2,069,928
			3,570,248

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,839,958)		8,860,378

	SHORT-TERM INVESTMENTS - 58.0%
14,720,229	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,720,229)		14,720,229

	TOTAL INVESTMENTS - 108.7% (Cost - $27,575,995) (a)		$ 27,598,562
	LIABILITIES LESS OTHER ASSETS - (8.7%)		(2,207,165)
	NET ASSETS - 100.0%		$ 25,391,397

* Non-income producing security.
** Rate shown represents the rate at March 31, 2014, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $25,575,995 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 32,178
		Unrealized depreciation	(9,611)
		Net unrealized appreciation	$ 22,567

As of March 31, 2014, the Fund's equity and exchange traded funds holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
UNITED STATES			50.7%
		Total	50.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2014.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
March 31, 2014

The following is a summary of significant accounting policies consistently followed by the Catalyst Small Cap Insider Buying Fund (“Small-Cap Insider Fund”), Catalyst/SMH High Income Fund (“High Income Fund”), Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”), Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”), Catalyst Strategic Insider Fund ("Strategic Insider Fund"), Catalyst Insider Buying Fund (“Insider Buying Fund”), Catalyst/MAP Global Capital Appreciation Fund (“Global Capital Appreciation Fund”), Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”), Catalyst/CP Core Equity Fund (“Core Equity Fund”), Catalyst Insider Long/Short Fund ("Insider Long/Short Fund"), Catalyst Event Arbitrage Fund ("Event Arbitrage Fund"), Catalyst/Lyons Tactical Allocation Fund ("Tactical Allocation Fund"), Catalyst/Princeton Floating Rate Income Fund ("Floating Rate Income Fund"), Catalyst Hedged Futures Strategy Fund ("Hedged Futures Strategy Fund"), Catalyst/EquityCompass Buyback Strategy Fund ("Buyback Strategy Fund"), Catalyst/Lyons Hedged Premium Return Fund ("Hedged Premium Return Fund"), Catalyst Macro Strategy Fund ("Macro Strategy Fund"), (each a “Fund” and collectively, the “Funds”) and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term debt obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on, when no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of March 31, 2014:

Assets *	Small Cap Insider	High Income	Total Return	Growth of	Strategic
Level 1	Buying Fund	Fund	Income Fund	Income Fund	Insider Fund
Common Stock	$ 76,374,646	$ -	$ 21,673,750	$ 17,921,218	$ 29,218,822
Exchange Traded Funds	$ -	$ -	$ 1,842,678	$ -	$ -
Purchased Options	$ -	$ -	$ -	$ -	$ 995,790
Warrants	$ -	$ -	$ -	$ -	$ -
Short-Term Investments	$ 15,136,980	$ 9,619,738	$ 924,702	$ 272,645	$ 5,330,618
Total Level 1	$ 91,511,626	$ 9,619,738	$ 24,441,130	$ 18,193,863	$ 35,545,230

Level 2
Convertible Bonds	$ -	$ 8,656,900	$ 1,419,822	$ -	$ -
Corporate Bonds	$ -	$ 52,732,015	$ 21,707,868	$ -	$ -
Warrants	$ 3,337,694	$ -	$ -	$ -	$ -
Total Level 2	$ 3,337,694	$ 61,388,915	$ 23,127,690	$ -	$ -
Total Assets	$ 94,849,320	$ 71,008,653	$ 47,568,820	$ 18,193,863	$ 35,545,230

Assets *	Insider Buying	Global Capital	Global Total Return	Core Equity	Insider Long/
Level 1	Fund	Appreciation Fund	Income Fund	Fund	Short Fund
Common Stock	$ 143,523,861	$ 19,698,718	$ 10,576,345	$ 29,646,292	$ 1,434,104
Exchange Traded Funds	$ -	$ -	$ -	$ -	$ -
Short-Term Investments	$ 5,117,550	$ 1,775,078	$ 1,207,482	$ 635,265	$ 337,887
Total Level 1	$ 148,641,411	$ 21,473,796	$ 11,783,827	$ 30,281,557	$ 1,771,991

Level 2
Corporate Bonds	$ -	$ -	$ 6,075,669	$ -	$ -
Total Level 2	$ -	$ -	$ 6,075,669	$ -	$ -
Total Assets	$ 148,641,411	$ 21,473,796	$ 17,859,496	$ 30,281,557	$ 1,771,991

Assets *	Event Arbitrage	Tactical	Floating Rate	Hedged Futures	Buyback
Level 1	Fund	Allocation Fund	Income Fund	Strategy Fund	Strategy Fund
Common Stock	$ 13,822,452	$ 80,521,431	$ -	$ -	$ 17,043,280
Exchange Traded Funds	$ 337,200	$ -	$ -	$ -	$ -
Preferred Stock	$ 985,157	$ -	$ -	$ -	$ -
Stock Rights	$ 36,985	$ -	$ -	$ -	$ -
Warrants	$ 132,750	$ -	$ -	$ -	$ -
Purchased Put Options	$ -	$ -	$ -	$ 190,312	$ -
Purchased Call Options	$ 14,995	$ -	$ -	$ 2,378,750	$ -
Short-Term Investments	$ 2,284,605	$ 2,102,665	$ 1,220,963	$ 44,970,639	$ 1,043,059
Total Level 1	$ 17,614,144	$ 82,624,096	$ 1,220,963	$ 47,539,701	$ 18,086,339

Level 2
Corporate Bonds	$ -	$ -	$ 12,236,766	$ -	$ -
Bank Loans	$ -	$ -	$ 45,994,116	$ -	$ -
Total Level 2	$ -	$ -	$ 58,230,882	$ -	$ -

Level 3
Common Stock	$ 40	$ -	$ -	$ -	$ -
Total Level 3	$ 40	$ -	$ -	$ -	$ -
Total Assets	$ 17,614,184	$ 82,624,096	$ 59,451,845	$ 47,539,701	$ 18,086,339

Assets *	Hedged Premium	Macro Strategy
Level 1	Return Fund	Fund
Common Stock	$ 2,022,350	$ 4,017,955
Exchange Traded Funds	$ -	$ 8,860,378
Purchased Put Options	$ 960	$ -
Purchased Call Options	$ -	$ -
Short-Term Investments	$ 44,736	$ 14,720,229
Total Level 1	$ 2,068,046	$ 27,598,562

Level 2
Corporate Bonds	$ -	$ -
Bank Loans	$ -	$ -
Short-Term Investments	$ -	$ -
Total Level 2	$ -	$ -
Total Assets	$ 2,068,046	$ 27,598,562

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The High Income Fund, Total Return Income Fund and Event Arbitrage Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation of Trump Entertainment Resorts, Inc. and Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), and Storage Networks, Inc. and American Medical Alert Corp., (Event Arbitrage Fund), for which Level 3 inputs were used in determining value:

	High Income	Total Return	Event Arbitrage
	Fund	Income Fund	Fund

Beginning balance June 30, 2013	$ 631,103	$ 403,530	$ 40
Total realized gain/(loss)	-	-	-
Change in unrealized depreciation	-	-	-
Capital distribution	(631,103)	(403,530)	-
Tax basis adjustment	-	-	-
Net transfers in/(out) of Level 3	-	-	-
Ending balance March 31, 2014	$ -	$ -	$ 40

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:
High Income Fund
Common Stocks	Fair Value	Valuation Techniques	Unobservable Input
Trump Entertainment Resorts Inc.	$ -	Bankruptcy	Expected future cash flows
Convertible Bonds
Energy Conversion Devices	-	Bankruptcy	Expected future cash flows
Total Fair Value Securities	$ -
Total Return Income Fund
Common Stocks	Fair Value	Valuation Techniques	Unobservable Input
Trump Entertainment Resorts Inc.	$ -	Bankruptcy	Expected future cash flows
Convertible Bonds
Energy Conversion Devices	-	Bankruptcy	Expected future cash flows
Total Fair Value Securities	$ -
Event Arbitrage Fund
Common Stocks	Fair Value	Valuation Techniques	Unobservable Input
Storage Networks, Inc.	$ -	Bankruptcy	Expected future cash flows
American Medical Alert Corp.	40	Bankruptcy	Expected future cash flows
Total Fair Value Securities	$ 40

Fair value securities as a percent of Net Assets 0.00%, 0.00% and 0.00% for High Income Fund, Total Return Income Fund and Event Arbitrage Fund respectively.

Liabilities *	Total Return	Strategic	Global Capital	Global Total Return	Insider Long/
Level 1	Income Fund	Insider Fund	Appreciation Fund	Income Fund	Short Fund
Common Stock Sold Short	$ -	$ -	$ -	$ -	$ 1,318,663
Total Level 1	$ -	$ -	$ -	$ -	$ 1,318,663

Level 2
Call Options Written	$ 58,008	$ 93,024	$ 151,791	$ 81,890	$ -
Total Level 2	$ 58,008	$ 93,024	$ 151,791	$ 81,890	$ -
Total Liabilities	$ 58,008	$ 93,024	$ 151,791	$ 81,890	$ 1,318,663

Liabilities *	Event	Hedged Futures
Level 1	Arbitrage Fund	Strategy Fund
Common Stock Sold Short	$ 610,622	$ -
Exchange Traded Funds Sold Short	$ 6,195,737	$ -
Total Level 1	$ 6,806,359	$ -

Level 2
Put Options Written	$ 52,718	$ 87,500
Call Options Written	$ 35,550	$ 2,249,375
Total Level 2	$ 88,268	$ 2,336,875
Total Liabilities	$ 6,894,627	$ 2,336,875

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. For the nine months or period ended March 31, 2014, the Total Return Income Fund, Strategic Insider Fund, Insider Buying Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Insider Long/Short Fund Event Arbitrage Fund and Hedged Premium Return Fund were permitted to invest in options.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2014 categorized by risk exposure:

Purchased options:
Fund	Risk type	Unrealized
Strategic Insider Fund	Equity	$ 133,348
Event Arbitrage Fund	Equity	(879)
Hedged Futures Strategy Fund	Equity	(2,832,451)
Hedged Premium Return Fund	Equity	(29,532)

Call options Written:
Fund	Risk type	Unrealized
Total Return Income Fund	Equity	$ (10,903)
Strategic Insider Fund	Equity	36,697
Global Capital Appreciation Fund	Equity	(39,192)
Global Total Return Income Fund	Equity	(7,602)
Event Arbitrage Fund	Equity	25,749
Hedged Futures Strategy Fund	Equity	2,138,620

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2014 is a reflection of the volume of derivative activity for the Funds.

A summary of option contracts written for the nine months ended March 31, 2014 were as follows:

	Total Return Income Fund		Strategic Insider Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	4,392	$ 328,417	775	$ 328,799
Options written	5,306	74,310	4,292	1,720,665
Options covered	(777)	(10,877)	(4,527)	(1,823,728)
Options exercised	(2,147)	(253,561)	-	-
Options expired	(3,945)	(91,184)	(312)	(96,015)
Options outstanding end of period	2,829	$ 47,105	228	$ 129,721

	Global Capital Appreciation Fund		Global Total Return Income Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	1,324	$ 117,277	869	$ 86,286
Options written	1,226	124,716	785	87,881
Options covered	(230)	(20,852)	(46)	(14,147)
Options exercised	(1,097)	(78,784)	(862)	(61,108)
Options expired	(192)	(29,758)	(126)	(24,624)
Options outstanding end of period	1,031	$ 112,599	620	$ 74,288

Event Arbitrage Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	49	$ 4,849	100	$ 4,521
Options written	5,160	598,013	3,492	286,136
Options covered	(2,707)	(414,779)	(1,731)	(122,603)
Options exercised	-	-	(35)	(3,289)
Options expired	(2,252)	(117,436)	(1,621)	(121,395)
Options outstanding end of period	250	$ 70,647	205	$ 43,370

Hedged Futures Strategy Fund
	Call Options		Put Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding beginning of period	-	$ -	-	$ -
Options written	14,848	11,346,992	4,199	1,524,849
Options covered	(5,312)	(4,199,583)	(25)	(16,250)
Options exercised	-	-	-	-
Options expired	(4,786)	(2,939,414)	(3,174)	(1,241,099)
Options outstanding end of period	4,750	$ 4,207,995	1,000	$ 267,500

* One option contract is equivalent to one hundred shares of common stock

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 29, 2014

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 29, 2014